Property, plant and equipment - Narrative (Details) $ in Thousands						1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 24, 2022 USD ($) vessel	Jun. 13, 2022 USD ($) vessel T	Jun. 07, 2022 USD ($) vessel	Apr. 29, 2022 USD ($) vessel T	Jan. 26, 2022 USD ($) vessel T	Nov. 30, 2020 joint_venture	Jun. 30, 2022 USD ($) vessel T	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) vessel T	Jun. 30, 2021 USD ($)		Dec. 31, 2021 USD ($)	May 31, 2022 USD ($)	Jan. 20, 2022 vessel T	Jan. 07, 2022 T
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of vessels and vessels under construction										$ 427,951	$ 264,917
Acquisitions										531,089
Intangible assets							$ 16,571		$ 186	16,571			$ 186
Book Value							3,389,132		3,179,299	3,389,132			3,179,299
Right-of-use assets							31,922		29,001	31,922			29,001
Proceeds from the sale of vessels										198,011	51,344
Gains on disposal of vessels/other tangible assets										33,591	10,568	[1]
Contractual commitments for acquisition of property, plant and equipment							$ 344,665		414,300	344,665			414,300
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Joint venture, number of joint ventures that signed term extension | joint_venture						2
Extension term of contract						10 years
Peak-to-peak excluding forecast
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions										0
Ongoing cycle including forecast
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions										$ 1,100	$ 1,400
Weighted average cost of capital, measurement input
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets							0.0519			0.0519	0.0519
Significant unobservable input, assets, percent change that would lead to no additional impairment							2.00%			2.00%
Adjusted significant unobservable input, assets, that would result in no additional impairment							7.19%			7.19%
Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment										20 years
Years average scrap steel value per ton
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment										4 years
TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired			50.00%
TI Asia Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired			50.00%
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions										$ 444,744
Number of vessels under construction | vessel							6			6
Book Value							$ 3,219,186		2,967,787	$ 3,219,186			2,967,787
Number of vessels under construction, prepayment | vessel										4
Number of vessels under construction delivered | vessel								2
Vessels | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels transferred from construction in progress | vessel															2
Vessels | Suezmax Cedar
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Property plant and equipment, boat carrying capacity | T																157,310
Vessels | Suezmax Cypress
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Property plant and equipment, boat carrying capacity | T															157,310
Vessels | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets acquired | vessel				2
Acquisition of vessels and vessels under construction				$ 179,000
Gains (losses) arising from sale and leaseback transactions					$ 18,000
Property, plant and equipment, number of boats redelivered | vessel					4
Term of sale and leaseback agreement					5 years
Vessels | Eco-Type VLCC Chelsea
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				299,995
Vessels | Eco-Type VLCC Ghillie
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Property plant and equipment, boat carrying capacity | T				297,750
Vessels | D-Class Delos
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Property plant and equipment, boat carrying capacity | T							300,200			300,200
Vessels | D-Class Diodorus
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Property plant and equipment, boat carrying capacity | T							300,200			300,200
Vessels | D-Class Doris
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Property plant and equipment, boat carrying capacity | T							300,200			300,200
Vessels | D-Class Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							299,550			299,550
Vessels | FSO Asia and Africa
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets acquired | vessel			2
Acquisition of vessels and vessels under construction			$ 129,900
Acquisitions			224,600
Intangible assets			$ 16,600											$ 16,600
Useful life measured as period of time, property, plant and equipment										5 years
Vessels | Suezmaxes Marlin Sardinia and Marlin Somerset
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with extended time charter agreements | vessel	2
Time charter agreements, extended period	12 months
Right-of-use assets	$ 13,400
Vessels | VLCC Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					307,284
Gains (losses) arising from sale and leaseback transactions									4,500
Vessels | VLCC Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					307,284
Vessels | VLCC Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					307,284
Vessels | VLCC Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					307,284
Vessels | VLCC Navarin, Neptun and Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) arising from sale and leaseback transactions								$ 13,500
Vessels | S-class VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel				4
Proceeds from the sale of vessels				$ 198,000
Vessels | Sandra - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				323,527
Vessels | Sara - Sale
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Property plant and equipment, boat carrying capacity | T				322,000
Vessels | VLCC Simone
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				315,988
Vessels | Sonia - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				314,000
Vessels | VLCC Sandra, Sara and Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel				3
Gains on disposal of vessels/other tangible assets				$ 1,400			$ 1,400
Vessels | Suezmax Cap Pierre and Leon
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel		2
Gains on disposal of vessels/other tangible assets		$ 18,400
Vessels | Cap Pierre - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T		159,048
Vessels | Cap Leon - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T		159,048
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions										$ 72,866
Book Value							$ 137,027		$ 181,293	137,027			181,293
Aggregate amount of prepayment										$ 71,100			$ 352,900
Vessels under construction | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							3			3
Vessels under construction | Eco-Type VLCC | By the first quarter of 2023
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							2			2
Vessels under construction | Eco-Type Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							3			3
Vessels under construction | Eco-Type Suezmaxes | By the third quarter of 2023
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel							3			3
Tanker fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment										20 years
Tanker fleet | 10-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions										$ 2,500	$ 900
Tanker fleet | 5-Year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions										5,600	7,100
Tanker fleet | 3-Year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions										3,000	1,200
Tanker fleet | 1-Year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions										$ 17,600	$ 28,800

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.